Long-term debt (Tables)	9 Months Ended
Sep. 30, 2019
Long-term debt
Schedule of long-term debt

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Lampung facility:
Export credit tranche	$97,931	$109,096
FSRU tranche	23,856	26,988
Gallant facility:
Commercial tranche	—	111,264
Export credit tranche	—	29,333
Grace facility:
Commercial tranche	—	135,813
Export credit tranche	—	27,750
$385 million facility
Commercial tranche	254,368	—
Export credit tranche	52,833	—
Revolving credit facility	48,300	—
Outstanding principal	477,288	440,244
Lampung facility unamortized debt issuance cost	(4,669)	(5,809)
Gallant facility unamortized fair value of debt assumed	—	215
Grace facility unamortized fair value of debt assumed	—	895
$385 million facility unamortized debt issuance costs	(5,108)	—
Total debt	467,511	435,545
Less: Current portion of long-term debt	(44,660)	(45,458)
Long-term debt	$422,851	$390,087